Other Expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expenses
14. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Compensation	$356	$487	$360
Commissions	641	722	634
Volume-related costs	279	231	263
Affiliated expenses on ceded and assumed reinsurance	22	17	39
Capitalization of DAC	(330)	(399)	(376)
Interest expense on debt	130	137	170
Premium taxes, licenses and fees	59	71	56
Professional services	85	22	60
Rent and related expenses	46	54	43
Other	412	381	508
Total other expenses	$1,700	$1,723	$1,757

Capitalization of DAC
See Note 6 for additional information on the capitalization of DAC.
Interest Expense on Debt
Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).
Affiliated Expenses
Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.